Nature of activities (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Silver stream	62.50%
Renard diamond mine [Member]
Statement [Line Items]
Diamond stream	9.60%
Brucejack gold and silver mine [Member]
Statement [Line Items]
Gold and silver stream	4.00%
Mantos Blancos copper mine [Member]
Statement [Line Items]
Silver stream	100.00%
Canadian Malartic Mine [Member]
Statement [Line Items]
Net smelter return	5.00%
Top of range [Member] | Eleonore Mine [Member]
Statement [Line Items]
Net smelter return	3.50%
Bottom of range [Member] | Eleonore Mine [Member]
Statement [Line Items]
Net smelter return	2.00%